Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 25,737	¥ 20,070
Securities lending transactions	886	1,361
Total	26,623	21,431
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,285	7,011
Securities lending transactions	685	1,098
Total	2,970	8,109
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	16,508	10,621
Securities lending transactions	73	74
Total	16,581	10,695
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	5,471	1,340
Securities lending transactions	0	0
Total	5,471	1,340
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,473	1,098
Securities lending transactions	128	189
Total	¥ 1,601	¥ 1,287